SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Salaries and related expense					$ 2,034	$ 894
Stock-based compensation					576	257
Materials and subcontractors					1,030	655
Depreciation					163	39
Travel expenses					73
Vehicle expenses					75	26
Rent and maintenance and other expenses					246	131
Research and Development expenses	$ 1,354	$ 1,048	$ 4,107	$ 3,023	$ 4,197	$ 2,002